10. Accounts Receivable Concessions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable Concessions Details 2Abstract
Concession agreement - gas distribution, beginning	R$ 303,668	R$ 83,378
Transfers from contract assets	6,399
Reclassified from intangible assets		154,800
Transfer from intangible assets		24,609
Fair value recognition	12,193	40,881
Loss on disposal	(1)
Concession agreement - gas distribution, ending	R$ 322,259	R$ 303,668